Document and Entity Information	6 Months Ended
Sep. 30, 2014
Document and Entity Information
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 (the "Amendment") to the Report of Foreign Private Issuer on Form 6-K (the "Original 6-K"), originally furnished by China Cord Blood Corporation to the Securities and Exchange Commission on November 25, 2014, amends the Original 6-K to include an unaudited condensed consolidated statement of changes in equity, unaudited condensed consolidated statements of cash flows, notes to the unaudited condensed consolidated financial statements and the applicable interactive data file as Exhibit 101, which provides the unaudited condensed consolidated financial statements in XBRL (eXtensible business reporting language), and to provide for the incorporation by reference described below. No other changes have been made to the Original 6-K. This Amendment does not reflect events that may have occurred subsequent to the original submission date and does not modify or update in any way the disclosures made in the Original 6-K.
Document Period End Date	Sep. 30, 2014
Entity Registrant Name	China Cord Blood Corp
Entity Central Index Key	0001467808
Trading Symbol	CO
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q2